SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City NJ 07311 (201) 324-6522 T (215) 284-0483 C Jennifer.Rogers@aig.com Jennifer M. Rogers Associate General Counsel

VIA EDGAR

December 8, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	VALIC Company I
File Numbers 2-83631 and 811-03738
CIK Number 0000719423

Ladies and Gentlemen:

As Counsel to VALIC Company I (the “Registrant”) and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the Prospectus and statement of additional information (“SAI”) contained in its most recent amendment to its Form N-1A Registration Statement (“Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

The form of Prospectus and SAI that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment.

The Amendment, which is designated as Post-Effective Amendment No. 110 under the 1933 Act and as Amendment No. 109 under the Investment Company Act of 1940, was filed electronically and accepted December 7, 2021.

Please direct any questions to the undersigned at (215) 284-0483.

Sincerely,

/s/ JENNIFER M. ROGERS

Jennifer M. Rogers